Statement of Operations (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue
Operating expenses:
General and administrative	(2,600)	(2,000)	(24,046)	(4,000)
Total operating expenses	(2,600)	(2,000)	(24,046)	(4,000)
Loss from operations	(2,600)	(2,000)	(24,046)	(4,000)
Loss before income taxes	(2,600)	(2,000)	(24,046)	(4,000)
Income tax provision
Net loss	$ (2,600)	$ (2,000)	$ (24,046)	$ (4,000)